Share-based payments - Valuation assumptions for Omnibus plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	$ 75.0
Expected charge over remaining term of outstanding equity instruments	30.1
Expected dividend	$ 0.0
Omnibus plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 3.39
Forfeiture rate, other equity instruments granted	6.80%
Volatility assumption	50.91%
Omnibus plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 9.55
Forfeiture rate, other equity instruments granted	10.70%
Volatility assumption	59.75%
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	$ 21.3
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	35.0
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted, at grant date	$ 18.6